Condensed Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (1,620,103)	$ 28,947,974
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	1,066,689	(30,002,310)
Interest earned on marketable securities held in Trust Account		(72,356)
Expenses allocated to operations from offering costs related to derivative warrant liability	551,352
Changes in operating assets and liabilities:
Prepaid expenses	(28,116)	16,440
Accounts payable and accrued expenses		31,358
Net cash used in operating activities	(30,178)	(1,078,894)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(350,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		172,092
Net cash provided by (used in) investing activities	(350,000,000)	172,092
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	343,900,000
Proceeds from sale of Private Placement Warrants	8,100,000
Due from related party		(30,000)
Proceeds from promissory note – related party	32,378
Repayment of promissory note – related party	(186,165)
Payments of offering costs	(405,252)
Net cash provided by (used in) financing activities	351,440,961	(30,000)
Net Change in Cash	1,410,783	(936,802)
Cash – Beginning of the period		950,537
Cash – End of the period	1,410,783	13,735	950,537
Non-Cash Financing Activities:
Change in value of Class A common stock subject to possible redemption		28,947,970
Initial classification of common stock subject to possible redemption	304,405,301
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000
Deferred offering costs paid through promissory note – related party	153,787
Deferred underwriting fee payable	13,150,000
As Restated
Cash Flows from Operating Activities:
Net income (loss)			(39,269,179)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities			25,725,000
Change in fair value of private placement warrant liability			12,584,590
Interest earned on marketable securities held in Trust Account			(219,337)
Expenses allocated to operations from offering costs related to derivative warrant liability			551,352
Changes in operating assets and liabilities:
Prepaid expenses			(113,562)
Security deposit			(329)
Accounts payable and accrued expenses			239,532
Income taxes payable			11,509
Net cash used in operating activities			(490,424)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(350,000,000)
Net cash provided by (used in) investing activities			(350,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			343,900,000
Proceeds from sale of Private Placement Warrants			8,100,000
Proceeds from promissory note – related party			32,378
Repayment of promissory note – related party			(186,165)
Payment of offering costs			(405,252)
Net cash provided by (used in) financing activities			351,440,961
Net Change in Cash			950,537
Cash – Beginning of the period		$ 950,537
Cash – End of the period			950,537
Non-Cash Financing Activities:
Change in value of Class A common stock subject to possible redemption			(37,649,070)
Initial classification of common stock subject to possible redemption			304,405,300
Deferred underwriting fee payable			13,150,000
Offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock			25,000
Offering costs paid through promissory note– related party			153,787
Initial value of derivative warrant liabilities in connection with initial public offering and private placement			$ 28,883,589